Consolidated Statements of Income and Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014	Jun. 30, 2013
Income Statement [Abstract]
NET SALES	$ 411,475	$ 348,419	$ 298,179
Cost of goods sold	338,815	282,621	244,313
GROSS PROFIT	72,660	65,798	53,866
Engineering, selling, and administrative expenses	41,534	39,274	34,934
Loss on settlement of pension obligation			2,144
INCOME FROM OPERATIONS	31,126	26,524	16,788
Interest income	185	106	21
Equity (loss) income of joint ventures	(788)	957	(225)
Interest expense	(71)	(45)	(34)
Other income, net	3,481	272	329
INCOME BEFORE PROVISION FOR INCOME TAXES AND NON-CONTROLLING INTEREST	33,933	27,814	16,879
Provision for income taxes	9,382	8,674	5,366
NET INCOME	24,551	19,140	11,513
Net income attributable to non-controlling interest	3,897	2,716	2,138
NET INCOME ATTRIBUTABLE TO STRATTEC SECURITY CORPORATION	20,654	16,424	9,375
COMPREHENSIVE INCOME:
NET INCOME	24,551	19,140	11,513
Currency translation adjustments	(5,133)	(140)	736
Pension and postretirement plan funded status adjustment, net of tax	(1,851)	2,157	12,818
TOTAL OTHER COMPREHENSIVE (LOSS) INCOME	(6,984)	2,017	13,554
COMPREHENSIVE INCOME	17,567	21,157	25,067
Comprehensive income attributable to non-controlling interest	3,574	2,719	2,147
COMPREHENSIVE INCOME ATTRIBUTABLE TO STRATTEC SECURITY CORPORATION	$ 13,993	$ 18,438	$ 22,920
EARNINGS PER SHARE ATTRIBUTABLE TO STRATTEC SECURITY CORPORATION:
Basic	$ 5.80	$ 4.70	$ 2.77
Diluted	$ 5.66	$ 4.59	$ 2.72
AVERAGE SHARES OUTSTANDING:
Basic	3,515	3,428	3,327
Diluted	3,604	3,513	3,379